TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 44,200	SFr 58,100
Securities lending transactions	10,600	12,000
Obligation to return securities received as collateral, at fair value	25,993	28,511
Total	80,800	98,600
Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	20,100	21,100
Securities lending transactions	3,300	3,100
Obligation to return securities received as collateral, at fair value	600	500
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,600	15,200
Securities lending transactions	500	400
Obligation to return securities received as collateral, at fair value	400	100
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	11,300	21,600
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100	100
Securities lending transactions	6,400	8,200
Obligation to return securities received as collateral, at fair value	25,000	27,900
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100	100
Securities lending transactions	400	300
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,200	7,700
Securities lending transactions	4,800	6,000
Obligation to return securities received as collateral, at fair value	23,700	26,200
Total	33,700	39,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	22,100	29,900
Securities lending transactions	4,900	3,600
Obligation to return securities received as collateral, at fair value	2,300	2,300
Total	29,300	35,800
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,000	8,100
Securities lending transactions	200	1,800
Obligation to return securities received as collateral, at fair value	0	0
Total	8,200	9,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,900	12,400
Securities lending transactions	700	600
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 9,600	SFr 13,000